Leases - Schedule of additional information related to operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term	4 years 7 months 6 days	5 years 2 months 12 days
Weighted-average discount rate	12.30%	11.20%
Cash payments made for operating leases	$ 2,327	$ 2,308